Commitments and Contingencies (Tables) - Angel Studios Inc. Cik0001671941	12 Months Ended
Dec. 31, 2024
Schedule representing maturities of the operating lease liability

The following represents maturities of operating lease liabilities as of December 31, 2024:

Year Ending December 31:	Amount
2025	$858,706
2026	893,740
2027	822,688
2028	567,760
2029	101,100
Total Lease Payments	3,243,994
Less: Interest	(417,236)
Present value of lease liabilities	$2,826,758

Summary of weighted average remaining lease terms and interest rates

Lease Term and Discount Rate	2024
Weighted Average Remaining Lease Term (years)
Operating leases	3.7
Weighted Average Discount Rate
Operating leases	7.27%